Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory consisted of the following as of the periods presented:

	September 27, 2020	December 29, 2019
Eggs and inventory in transit	$6,205	$8,811
Butter	2,233	646
Packaging	1,626	1,949
Ghee	583	792
Egg Bites	249	—
Other	832	749
	$11,728	$12,947

As of December 30, 2018 and December 29, 2019, inventories consisted of the following:

	December 30, 2018	December 29, 2019
Eggs and inventory in transit	$2,407	$9,000
Butter	323	646
Packaging	636	1,949
Ghee	—	792
Other	699	749
Less: excess and obsolete inventory reserve	(199)	(189)

	$3,866	$12,947

Schedule of Changes in Excess and Obsolete Inventory Reserve

Changes in the excess and obsolete inventory reserve for the period presented, were as follows:

Excess and obsolete inventory reserve
As of December 29, 2019	$(189)
Provisions Charged to Operating Results	(73)
Account Write-off	—
As of March 29, 2020	(262)
Provisions Charged to Operating Results	(92)
Account Write-off	—
As of June 28, 2020	(354)
Provisions Charged to Operating Results	(248)
Account Write-off	258
As of September 27, 2020	$(344)

Changes in the excess and obsolete inventory reserve, were as follows:

	Balance at Beginning of Year	Provisions Charged to Operating Results	Account Write-off	Balance at End of Year
Excess and obsolete inventory reserve
As of December 30, 2018	$(262)	$(200)	$263	$(199)
As of December 29, 2019	$(199)	$(189)	$199	$(189)